COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Commitments and Contingencies for the Company have not changed from the disclosures in the Form 10-K for the years ended April 30, 2022, and 2021, filed on July 29, 2022, except for the following:

Logo Design and Website development Vendor:

Effective July 27, 2022, the Company executed a settlement related to a stipulated judgment against the Company in the amount of $153,016 from June 4, 2018 for unpaid invoices for logo design and website development services provided. The settlement was a cash payment by the Company of $70,000 within ten (10) days of the settlement date and the issuance of one million (1,000,000) shares of the Company’s $0.001 par value common stock. The 1,000,000 shares were issued by the Company’s transfer agent on August 8, 2022. However, the Company did not make the $70,000 cash payment within the required timeframe and as a result, the vendor may resume collection under the judgment. See Note 5 – Stock.

Bankruptcy Trustee

Effective June 13, 2022, the Company executed an agreement with a third-party purchaser of a $70,000 judgment from August 2018 related to a claim in 2016 relating to an October 1, 2014 agreement between the Company and debtor in a Chapter 7 bankruptcy. The Company had previously recorded the $70,000 judgment as in accrued expenses. The settlement required the Company to make a $12,500 cash payment which was made and as a result, the Company recognized a $57,500 settlement gain, recorded as a component of Other Income (Expense) for the nine months ended January 31, 2023. The Company received a full release from all claims related to the judgment.

Unpaid Taxes and Penalties

At January 31, 2023, and April 30, 2022, the Company owed the State of Delaware $110,154 for unpaid state income taxes from the tax year ended April 30, 2007. The Company does not owe income taxes for any other year than 2007. The unpaid state income taxes are included as state income taxes payable in accompanying Balance Sheets at January 31, 2023, and April 30, 2022, respectively. Additionally, the Company owes the State of Delaware for penalties and interest from the tax year ending April 30, 2007, of $302,076 and $283,983, which is included as accrued expenses in the Balance Sheets at January 31, 2023 and April 30, 2022, respectively.

The Company has an agreement with the State of Delaware to pay a minimum per month. However, due to cash flow constraints, the Company has been unable to pay the minimum monthly amounts and is in default of the agreement that may cause additional interest and penalties and lead to other collection efforts by the State of Delaware.

Shareholder Approval for Certificate of Amendment

Effective August 26, 2022, the Company amended the Certificate of Incorporation in Delaware increasing the authorized shares from 950,000,000 to 2,000,000,000. For this amendment, written consent in accordance with Section 228 of the General Corporation Law of the State of Delaware was not adhered to. The Company corrected this effective December 1, 2022 with shareholder approval ratifying the Company’s Amended and Restated Bylaws to increase the authorized number of common share.

Failure to Reserve Sufficient Shares of Common Stock with Transfer Agent.

The Company has existing convertible promissory notes and warrants with a covenant to reserve sufficient shares with the transfer agent of common stock for the potential conversion of these securities. At January 31, 2023, the calculated shares issuable under the assumed conversion of the promissory notes and exercise of warrants is greater than the amount of shares that the Company has reserved with the transfer agent for certain lenders. As a result, the lenders of the convertible promissory notes cand warrant holders could declare an event of default and the principal and accrued interest would become immediately due and payable. Additionally, the lenders and warrant holders have additional remedies including penalties against the Company. See Note 4 – Debt.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Lawsuit for Legal Fees

On May 9, 2009, a previous legal firm representing the Company filed a lawsuit against the Company in the U.S. District Court for the District of Delaware for failure to pay legal fees owed in the amount of $166,129. The Company negotiated with the legal firm and in July 2014, issued the legal firm 100,000 shares of common stock valued at $0.05 per share, the quoted market price on the date of grant, as a sign of good faith towards a resolution. On April 2, 2009, to avoid the cost of litigation, the Company agreed to a Consent of Judgment against it in the amount of $166,129.  The Company previously recorded $173,821 related to the dispute and is classified as accounts payable  in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The judgment amount remains unpaid, and the Company has had no further contact related to the judgment.

Attorney Lien

On August 2, 2017, the Company’s former legal counsel, submitted correspondence reflecting a “charging lien” for non-payment related to $243,034 of legal services provided to the Company, which included $19,453 of interest on unpaid invoices. The retainer agreement specified that interest will be charged at 1% per month for unpaid amounts. The Company recorded $26,880 and $26,880 of interest expense related to the unpaid invoices during the years ended April 30, 2022 and 2021, resulting in a total amount owed of $375,041 and $348,161, classified as accounts payable in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The “charging lien” states that the former legal counsel will retain all Company documents in his possession unless paid the amount outstanding as described above. The Company disputes the claim made by the former legal counsel.

Supplier Dispute:

In 2016, the Company entered an agreement with a Canadian entity to be the Company’s official uniform supplier. The supplier made a claim for a $140,000 payment, which the Company disputes and the Company has recorded $140,000 of accounts payable for the claim in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The Company disputes the charge with the supplier.

Vendor Lawsuits

Bankruptcy Trustee

A chapter 7 trustee (the “Trustee”) made a claim in 2016 against the Company relating to an October 1, 2014 agreement between the Company and debtor in the Chapter 7 bankruptcy (the “Debtor”).

On August 24, 2017, the Company and the Debtor agreed to a $50,000 settlement payment by the Company to the bankruptcy trustee to resolve the matter. On August 13, 2018, the Company and the Trustee executed a Stipulation and Consent Order specifying that the Company would pay the Trustee $50,000 by August 31, 2018. If payment were not made timely by the Company and was not cured within three (3) days of the August 31, 2018 date, a consent judgment in the amount of $70,000 would be entered against the Company. The Company did not make the required payment within the timeframe and as a result, a judgment in the amount of $70,000 was entered against the Company. The Company has previously recorded $70,000 for the potential settlement as accrued expenses in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The Company received notice on December 18, 2019 that the judgement had been purchased by a third party, who extended a 10-day offer to compromise and settle the judgment debt for $25,000. The Company rejected the offer, and the judgment remains unpaid. See Note 2 – Accrued Expenses and Note 9 – Subsequent Events.

Logo Design and Website development Vendor:

On August 4, 2017, a vendor of the Company, filed a lawsuit in the amount of $153,016 related to unpaid invoices for logo design and website development services provided. On December 18, 2017, the Company received a settlement demand for payment of consideration with a total value of $153,016, consisting of stock valued at $26,016 and periodic cash payments to be completed on or before June 1, 2018 totaling $127,000. Further negotiations ensued and ultimately the case was settled on or about March 5, 2018.

The settlement called for the Company to make a payment to the vendor in the sum of $10,000 immediately upon receipt of an initial tranche of funding. The Company was then required to make an additional payment of $30,000 on or before June 1, 2018. The Company’s failure to make the payments as outlined would result in the entry of a judgment in favor of the vendor against the Company in the sum of $153,016, said sum representing the full amount of the vendor’s claimed damages. The Company failed to make the required payment due to lack of funding and as such, on June 4, 2018, the vendor filed the stipulated judgment. The Company has recorded accounts payable to the vendor of $153,016 in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively as the judgment remains unpaid.

Investor Relations Vendor:

The Company previously entered into a contract with a vendor for investor relations services. On December 7, 2017, the Company received a demand for payment of $153,000. Per the demand letter, the sum was to be paid on or before December 15, 2017 and if not paid, collections and or legal actions could be instituted. The Company has recorded $124,968 of accounts payable to the vendor in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The difference in amounts is that the Company terminated the agreement in writing whereas the vendor continued to charge for services after the date of termination for which the Company disagrees.

Unpaid Taxes and Penalties

At April 30, 2022 and 2021, the Company owed the State of Delaware $110,154 for unpaid state income taxes from the tax year ended April 30, 2007. The Company does not owe income taxes for any other year than 2007. The unpaid state income taxes are included as state income taxes payable in accompanying Balance Sheets at April 30, 2022 and 2021, respectively. Additionally, the Company owes the State of Delaware for penalties and interest from the tax year ending April 30, 2007 of $283,983 and $261,087, which is included as accrued expenses in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The Company has an agreement with the State of Delaware to pay a minimum per month. However, due to cash flow constraints, the Company has been unable to pay the minimum monthly amounts and is in default of the agreement that may cause additional interest and penalties and lead to other collection efforts by the State of Delaware.

In September 2015, the Company reached an offer in compromise (“OIC”) settlement with the IRS for unpaid penalties and interest from the tax year ended April 30, 2007. The settlement was in the amount of $13,785, to be paid with a $1,000 payment upon the execution of settlement, then the balance of $1,757 paid in November 2015 and making up the 20% down payment of $2,757, a second installment payment of $2,208, and then four monthly payments of $2,205. The Company made all required payments in accordance with the settlement except for the final payment of $2,205.

The Company received correspondence from the IRS that because of an application fee not being paid with the original OIC, the Company was required to submit a new OIC and the required application fee. In October 2016, the Company had a telephone call with an IRS representative and were informed to offer the last payment that was due on the original OIC of $2,205 as discussed above and pay 20% of that balance. On October 5, 2016, the Company sent to the IRS by certified mail two checks in the amount of $186 (application fee for the new OIC) and $449 (20% or $441 of the $2,205 remaining original OIC payment and an $8 processing fee).

The Company applied $441 against the remaining payment owed and the balance of $1,764 is included in accrued expenses in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively.  (See Note 2 – Accrued Expenses). As of the date of these financial statements, the Company has not received any further correspondence form the IRS and the Company is considered in default of the settlement agreement and the IRS could void or restructure the agreement.

Master Services Agreement

Effective February 5, 2019, the Company entered into a Master Services Agreement (“Master Services”) with a third-party consulting firm to provide social and digital consulting services. The Master Services included an initial Statement of Work (“SOW”) in the amount of $167,500 for services through October 31, 2019. The SOW provided for an initial signing payment of $25,000 and $15,000 payments to be made through October 31, 2019 for services provided. The Company made the $25,000 signing payment on February 21, 2019.

The parties disputed the services provided and terminated the agreement in July 2019. A legal firm representing the consulting firm contacted the Company and claimed that the Company owes $90,000 for services, which the Company disputes. The Company completed an analysis of services provided and believes that the $90,000 claim is significantly overstated. Based upon invoices that were provided by the consulting firm later, the Company has recorded $60,000 of accounts payable in the accompanying Balance Sheets at April 30, 2022 and 2021, which the Company disputes.

Property Under Lease

The Company leases a 9,000 sq. ft. warehouse facility in San Antonio, TX to store approximately 30,000 items of football equipment for which the Company purchased on April 21, 2022. The lease has a one-year term through March 2023, payable at $7,412 monthly, including $2,012 for common area maintenance and expenses.